2016 OMNIBUS INCENTIVE PLAN (Details) - $ / shares			3 Months Ended	12 Months Ended
	Jan. 02, 2017	Dec. 02, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options which have been issued under the plan			2,782,000	2,332,000
Exercise price of options			$ 1.00	$ 1.00
Maximum number of shares available for issuance under the Plan				5,000,000
Stock options vested in period	100,000
Term of options			3 years
President [Member]
Term of options		8 years	8 years
Minimum [Member]
Term of options			3 years 2 months 16 days	3 years 10 months 17 days
Maximum [Member]
Term of options			9 years 1 month 13 days	9 years 5 months 12 days
2016 Omnibus Incentive Plan [Member]
Options which have been issued under the plan			2,782,000	2,332,000
Exercise price of options			$ 1.00	$ 1.00
Stock options vested and outstanding			138,000	138,000
Maximum number of shares available for issuance under the Plan			5,000,000	2,668,000
2016 Omnibus Incentive Plan [Member] | Minimum [Member]
Stock options vesting monthly, per month			3,333	3,333
2016 Omnibus Incentive Plan [Member] | Maximum [Member]
Stock options vesting monthly, per month			35,417	17,000
2016 Omnibus Incentive Plan [Member] | Vesting annually on January 1, 2018 [Member]
Stock options vested in period			100,000	100,000